Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiaries of Company and Consolidated Variable Interest Entities

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs and the VIE’s subsidiary (defined in Note 1(b)) as follows:

Name	Relationship	% of direct or indirect economic ownership	Date of incorporation	Place of incorporation/ establishment	Principal activities
Digital Marketing Group Limited	Subsidiary	100%	October 2006	Hong Kong	Dormant

Tetris Media Limited	Subsidiary	100%	July 2007	Hong Kong	Internet marketing services and solutions

iClick Interactive Asia Limited	Subsidiary	100%	December 2008	Hong Kong	Internet marketing services and solutions

Optimix Media Asia Limited	Subsidiary	100%	March 2009	Hong Kong	Investment holding

China Search (Asia) Limited	Subsidiary	100%	September 2010	Hong Kong	Internet marketing services and solutions

Diablo Holdings Corporation	Subsidiary	100%	August 2010	British Virgin Islands (“BVI”)	Investment holding

Harmattan Capital Holdings Corporation	Subsidiary	100%	August 2010	BVI	Investment holding

iClick Interactive (Singapore) Pte. Ltd.	Subsidiary	100%	January 2011	Singapore	Internet marketing services and solutions

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs and the VIE’s subsidiary (defined in Note 1(b)) as follows:

Name	Relationship	% of direct or indirect economic ownership	Date of incorporation	Place of incorporation/ establishment	Principal activities
iClick Interactive (Beijing) Advertisement Co., Ltd	Subsidiary	100%	January 2011	The PRC	Internet marketing services and solutions

Search Asia Technology (Shenzhen) Co., Ltd.	Subsidiary	100%	January 2011	The PRC	Internet marketing services and solutions

i-Click Interactive Taiwan Limited Taiwan Branch	Subsidiary’s branch	100%	September 2011	Taiwan	Internet marketing services and solutions

Performance Media Group Limited	Subsidiary	100%	January 2013	Hong Kong	Internet marketing services and solutions

Tetris Media (Shanghai) Co., Ltd.	Subsidiary	100%	July 2013	The PRC	Internet marketing services and solutions

Buzzinate Company Limited	Subsidiary	100%	March 2009	Hong Kong	Technology development

Buzzinate (Shanghai) Information Technology Co., Ltd.	Subsidiary	100%	July 2009	The PRC	Technology development service

OptAim Limited	Subsidiary	100%	July 2014	Cayman Islands	Investment holding

OptAim (HK) Limited	Subsidiary	100%	July 2014	Hong Kong	Investment holding

OptAim (Beijing) Information Technology Co., Ltd.	Subsidiary	100%	November 2014	The PRC	Internet marketing services and solutions

Anhui Zhiyunzhong Information Technology Co., Ltd.	Subsidiary	100%	November 2017	The PRC	Internet marketing services and solutions

Beijing OptAim Network Technology Co., Ltd.	VIE	100%	September 2012	The PRC	Internet marketing services and solutions

Zhiyunzhong (Shanghai) Technology Co., Ltd.	VIE’s subsidiary	100%	September 2014	The PRC	Internet marketing services and solutions

Arda Holdings Limited	VIE	100%	May 2010	BVI	To hold treasury shares